Employee benefits - Summary of Fair Value of Plan Assets Japanese Plans (Detail) - Japanese Defined Benefit Plans [Member] - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		¥ 12,192	¥ 8,390
Equity securities	[1]	54,103	56,122
Fixed income:
Government bonds	[2]	11,565	11,211
Corporate bonds	[3]	5,241	5,403
Commingled funds	[4]	278,892	297,828
Private equity		35,115	40,017
Hedge funds		42,835	45,405
Total		439,943	464,376
Quoted Market Prices in Active Market [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		12,192	8,390
Equity securities	[1]	48,624	50,656
Fixed income:
Government bonds	[2]	382	1
Corporate bonds	[3]	18
Total		61,216	59,047
Unquoted Market Prices in Active Market [Member]
Disclosure of fair value of plan assets [line items]
Equity securities	[1]	5,479	5,466
Fixed income:
Government bonds	[2]	11,183	11,210
Corporate bonds	[3]	5,223	5,403
Commingled funds	[4]	278,892	297,828
Private equity		35,115	40,017
Hedge funds		42,835	45,405
Total		¥ 378,727	¥ 405,329

[1]	Represents primarily Japanese equity securities.
[2]	Includes approximately 84% and 0% of debt securities issued by Japanese national and local governments, and 16% and 0% of debt securities issued by foreign national and local governments as of the fiscal years ended March 31, 2024 and 2025, respectively.
[3]	Includes debt securities issued by Japanese and foreign corporations and government related agencies.
[4]	Commingled funds represent pooled institutional investments, including primarily investment trusts.